UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     May 06, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $464,831 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-04613                      Orbis Investment Management Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      371   127775 SH       DEFINED                 49475        0    78300
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     4958  1709625 SH       DEFINED 01            1709625        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    22210  3365200 SH       DEFINED 01            3365200        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     1567   237370 SH       DEFINED                 99470        0   137900
AVX CORP NEW                   COM              002444107    18878  2097600 SH       DEFINED 01            2097600        0        0
AVX CORP NEW                   COM              002444107     1277   141850 SH       DEFINED                 57800        0    84050
CARMAX INC                     COM              143130102     4078   279924 SH       DEFINED                121705        0   158219
CARMAX INC                     COM              143130102    56022  3845000 SH       DEFINED 01            3845000        0        0
CARNIVAL CORP                  COM              143658102    26141  1084250 SH       DEFINED 01            1084250        0        0
CARNIVAL CORP                  COM              143658102     1846    76550 SH       DEFINED                 31500        0    45050
CIRCUIT CITY STORE INC         COM              172737108    16744  3220000 SH       DEFINED 01            3220000        0        0
CIRCUIT CITY STORE INC         COM              172737108     1367   262850 SH       DEFINED                135000        0   127850
CLAYTON HOMES INC              COM              184190106    74189  6720000 SH       DEFINED 01            6720000        0        0
CLAYTON HOMES INC              COM              184190106     5860   530765 SH       DEFINED                245315        0   285450
CNH GLOBAL N V                 SHS              N20935107      449    57560 SH       DEFINED                     0        0    57560
CNH GLOBAL N V                 SHS              N20935107    11702  1500200 SH       DEFINED 01            1500200        0        0
COPART INC                     COM              217204106    26655  3470718 SH       DEFINED 01            3470718        0        0
COPART INC                     COM              217204106     1789   232900 SH       DEFINED                 89700        0   143200
GENERAL MTRS CORP              CL H NEW         370442832    40992  3660000 SH       DEFINED 01            3660000        0        0
GENERAL MTRS CORP              CL H NEW         370442832     3003   268150 SH       DEFINED                114750        0   153400
LIBERTY MEDIA CORP NEW         COM SER A        530718105    45468  4673000 SH       DEFINED 01            4673000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3168   325607 SH       DEFINED                140301        0   185306
LOEWS CORP                     COM              540424108     1721    43200 SH       DEFINED                 17600        0    25600
LOEWS CORP                     COM              540424108    23904   600000 SH       DEFINED 01             600000        0        0
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103     5381   427070 SH       DEFINED 01             427070        0        0
MCDONALDS CORP                 COM              580135101      911    63000 SH       DEFINED                 29000        0    34000
MCDONALDS CORP                 COM              580135101    21300  1473000 SH       DEFINED 01            1473000        0        0
NASPERS LTD                    SPON ADR H SHS   631512100      957    39251 SH       DEFINED                 25088        0    14163
TECUMSEH PRODS CO              CL A             878895200    15474   377600 SH       DEFINED 01             377600        0        0
TECUMSEH PRODS CO              CL B             878895101      469    12000 SH       DEFINED                 12000        0        0
TECUMSEH PRODS CO              CL A             878895200      531    12950 SH       DEFINED                     0        0    12950
TRINITY INDS INC               COM              896522109     1685    97900 SH       DEFINED                 41200        0    56700
TRINITY INDS INC               COM              896522109    23764  1380000 SH       DEFINED 01            1380000        0        0